May 01, 2020
T. Rowe Price New America Growth Portfolio
Supplement to Prospectus and Summary Prospectus Dated May 1, 2020

On May 1, 2021, the T. Rowe Price New America Growth Portfolio will change its name to the T. Rowe Price
All-Cap
Opportunities Portfolio. Accordingly, effective May 1, 2021, all references in the summary prospectus and prospectus to the T. Rowe Price New America Growth Portfolio will be replaced by reference to the T. Rowe Price
All-Cap
Opportunities Portfolio.
In addition, effective March 1, 2021, the fund’s primary benchmark will change from the Russell 1000 Growth Index to the Russell 3000 Index. The Russell 3000 Index includes companies of all market capitalizations, which is more representative of the fund’s investment program.